Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.2

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2025110670	XXX	C	A	C	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Assets	Asset XXX Less Than XXX Months Verified	Resolved-Resolved on XXX – The latest guideline has been received, indicating a requirement for a XXX-day bank statement. - Due Diligence Vendor-XXX
Open-See sub-tenant comment below I received via email.
 - Due Diligence Vendor-XXX
Open-Asset XXX Less Than XXX Months Verified Validated . Asset statements provided must cover at least XXX days is required as per G/L - Due Diligence Vendor-XXX	From XXX Our guidelines call for statements covering XXX days, not XXX. Could you please revisit? - XXX	Resolved-Resolved on XXX – The latest guideline has been received, indicating a requirement for a XXX-day bank statement. - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Borrower At Current Residence For XXX (XXX) Or More Years - Borrower At Current Residence For XXX (XXX) Or More Years - XXX Years
																									Original LTV Is Below The Guideline Maximum By XXX Percent (XXX%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Percent (XXX%) Or More			ATR/QM: Not Applicable	ATR/QM: Not Applicable	$XXX	XXX	XXX	XXX	No Cash Out - Borrower Initiated	N/A	N/A	XXX